August 14, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 31, 2015, to the prospectuses for the iShares Liquidity Income ETF and iShares Short Maturity Bond ETF. The purpose of this filing is to submit the 497 dated July 31, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Coutu
Sarah Coutu

cc:	Benjamin Haskin, Esq.